Trading Assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Analysis of Carrying Value of Trading Securities
(a)	Trading securities
An analysis of the carrying value of trading securities is as follows:

As at October 31, 2024 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$352	$1,646	$6,182	$3,626	$3,165	$–	$14,971
Canadian provincial and municipal debt	920	893	1,774	937	3,889	–	8,413
U.S. treasury and other U.S. agency debt	1,724	2,439	7,237	2,461	1,189	–	15,050
Other foreign government debt	1,458	3,663	3,883	1,046	304	–	10,354
Equity securities	–	–	–	–	–	59,190	59,190
Other	316	2,468	5,792	2,728	623	7	11,934
Total	$4,770	$11,109	$24,868	$10,798	$9,170	$59,197	$119,912
Total by currency (in Canadian equivalent):
Canadian dollar	$1,570	$3,452	$9,779	$5,029	$7,397	$27,688	$54,915
U.S. dollar	1,604	3,643	10,711	4,426	1,570	24,796	46,750
Mexican peso	704	1,714	2,135	101	63	59	4,776
Other currencies	892	2,300	2,243	1,242	140	6,654	13,471
Total trading securities	$4,770	$11,109	$24,868	$10,798	$9,170	$59,197	$119,912

As at October 31, 2023 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$1,736	$3,236	$8,216	$2,308	$1,873	$–	$17,369
Canadian provincial and municipal debt	1,938	1,376	1,379	1,128	3,632	–	9,453
U.S. treasury and other U.S. agency debt	1,337	4,392	2,873	1,973	643	–	11,218
Other foreign government debt	3,437	3,908	2,593	549	158	–	10,645
Equity securities	–	–	–	–	–	47,625	47,625
Other	274	919	6,697	2,527	762	123	11,302
Total	$8,722	$13,831	$21,758	$8,485	$7,068	$47,748	$107,612
Total by currency (in Canadian equivalent):
Canadian dollar	$3,784	$5,178	$11,924	$4,347	$6,021	$30,154	$61,408
U.S. dollar	1,709	4,568	6,766	3,404	890	12,001	29,338
Mexican peso	591	2,097	2,031	134	18	32	4,903
Other currencies	2,638	1,988	1,037	600	139	5,561	11,963
Total trading securities	$8,722	$13,831	$21,758	$8,485	$7,068	$47,748	$107,612

Summary of Geographic Breakdown Trading Loans
(b)	Trading loans
The following table provides the geographic breakdown of trading loans:

As at October 31 ($ millions)	2024	2023
Trading loans (1)(2)
U.S. (3)	$6,154	$5,844
Europe (4)	458	601
Canada (4)	980	1,068
Other (4)	57	31
Total	$7,649	$7,544

(1)	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
(2)	Loans are primarily denominated in U.S. dollars.
(3)	Includes trading loans that serve as a hedge to loan-based credit total return swaps.
(4)	Includes trading loans that serve as hedges to total return swaps, hedges for precious metal certificate liabilities and loans subject to sale through syndication.